Note 20 - Regulatory Capital Matters - Summary of Regulatory Capital Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital	$ 127,786	$ 130,785
Capital to Risk-Weighted Assets	15.56%	16.64%
Capital Required for Capital Adequacy	$ 65,718	$ 62,880
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Tier I Risk Based Capital	$ 120,279	$ 121,862
Tier I Risk Based Capital to Risk-Weighted Assets	14.64%	15.50%
Tier I Risk Based Capital Required for Capital Adequacy	$ 49,289	$ 47,160
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Common Equity Tier I Risk Based Capital	$ 96,779	$ 89,002
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	11.78%	11.32%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 36,967	$ 35,370
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Tier I Leverage Capital	$ 120,279	$ 121,862
Tier I Leverage Capital to Average Assets	9.89%	10.29%
Tier I Leverage Capital Required for Capital Adequacy	$ 48,635	$ 47,368
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Colony Bank [Member]
Capital	$ 127,470	$ 127,646
Capital to Risk-Weighted Assets	15.54%	16.26%
Capital Required for Capital Adequacy	$ 65,628	$ 62,796
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 82,036	$ 78,495
Capital Required to be Well Capitalized to Risk-Weighted Assets	10.00%	10.00%
Tier I Risk Based Capital	$ 119,963	$ 118,723
Tier I Risk Based Capital to Risk-Weighted Assets	14.62%	15.12%
Tier I Risk Based Capital Required for Capital Adequacy	$ 49,221	$ 47,097
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Tier I Risk Based Capital Required to be Well Capitalized	$ 65,628	$ 62,796
Tier I Risk Based Capital Required to be Well Capitalized to Risk-Weighted Assets	8.00%	8.00%
Common Equity Tier I Risk Based Capital	$ 119,963	$ 118,723
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	14.62%	15.12%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 36,916	$ 35,323
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized	$ 53,323	$ 51,022
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized to Risk-Weighted Assets	6.50%	6.50%
Tier I Leverage Capital	$ 119,963	$ 118,723
Tier I Leverage Capital to Average Assets	9.88%	10.04%
Tier I Leverage Capital Required for Capital Adequacy	$ 48,566	$ 47,290
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier I Leverage Capital Required to Be Well Capitalized	$ 60,708	$ 59,113
Tier I Leverage Capital Required to Be Well Capitalized to Average Assets	5.00%	5.00%